Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Asset Allocation Intermediate Horizon

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary

Prospectus and Statement of Additional Information

* * *

Class R and R4 shares of the fund are now available for purchase.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.

The fund acquired the assets and assumed the liabilities of four Transamerica Partners asset allocation funds, including Transamerica Institutional Asset Allocation – Intermediate Horizon (the “predecessor fund”), on May 19, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Although Class R shares would have similar annual returns as Class R4 shares because the classes are invested in the same combination and amount of underlying funds, the returns for Class R shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class R shares will be included in a future prospectus after the class has been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	6/30/2009	11.57%
Worst Quarter:	12/31/2008	-12.87%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Asset Allocation Intermediate Horizon	5.74%	7.07%	4.37%	09/11/2000
S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Transamerica Asset Allocation Intermediate Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes)	7.55%	7.52%	5.25%

The blended benchmark consists of the following: 38% Russell 3000® Index, 24% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI World Index ex-U.S., 10% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index, 8% BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 6% BofA Merrill Lynch High Yield Master II Index and 2% Citigroup 3-Month Treasury Bill Index. Prior to February 1, 2008, the blended benchmark was comprised of 42% Russell 3000® Equity Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, 15% BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 8% MSCI World Index ex-U.S. and 5% BofA Merrill Lynch High Yield Master II Index. The returns of these blended benchmarks have been linked.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

* * *

Investors Should Retain this Supplement for Future Reference

May 19, 2017

Transamerica Asset Allocation Intermediate Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf2_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Asset Allocation Intermediate Horizon

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary

Prospectus and Statement of Additional Information

* * *

Class R and R4 shares of the fund are now available for purchase.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.

The fund acquired the assets and assumed the liabilities of four Transamerica Partners asset allocation funds, including Transamerica Institutional Asset Allocation – Intermediate Horizon (the “predecessor fund”), on May 19, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Although Class R shares would have similar annual returns as Class R4 shares because the classes are invested in the same combination and amount of underlying funds, the returns for Class R shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class R shares will be included in a future prospectus after the class has been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	6/30/2009	11.57%
Worst Quarter:	12/31/2008	-12.87%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Asset Allocation Intermediate Horizon	5.74%	7.07%	4.37%	09/11/2000
S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Transamerica Asset Allocation Intermediate Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes)	7.55%	7.52%	5.25%

The blended benchmark consists of the following: 38% Russell 3000® Index, 24% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI World Index ex-U.S., 10% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index, 8% BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 6% BofA Merrill Lynch High Yield Master II Index and 2% Citigroup 3-Month Treasury Bill Index. Prior to February 1, 2008, the blended benchmark was comprised of 42% Russell 3000® Equity Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, 15% BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 8% MSCI World Index ex-U.S. and 5% BofA Merrill Lynch High Yield Master II Index. The returns of these blended benchmarks have been linked.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

* * *

Investors Should Retain this Supplement for Future Reference

May 19, 2017

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.

The fund acquired the assets and assumed the liabilities of four Transamerica Partners asset allocation funds, including Transamerica Institutional Asset Allocation – Intermediate Horizon (the “predecessor fund”), on May 19, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Although Class R shares would have similar annual returns as Class R4 shares because the classes are invested in the same combination and amount of underlying funds, the returns for Class R shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class R shares will be included in a future prospectus after the class has been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

		As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class R shares will be included in a future prospectus after the class has been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) – Class R4
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Return
Best Quarter:	6/30/2009	11.57%
Worst Quarter:	12/31/2008	-12.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016) – Class R4
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The blended benchmark consists of the following: 38% Russell 3000® Index, 24% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI World Index ex-U.S., 10% Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index, 8% BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 6% BofA Merrill Lynch High Yield Master II Index and 2% Citigroup 3-Month Treasury Bill Index. Prior to February 1, 2008, the blended benchmark was comprised of 42% Russell 3000® Equity Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, 15% BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 8% MSCI World Index ex-U.S. and 5% BofA Merrill Lynch High Yield Master II Index. The returns of these blended benchmarks have been linked.

		Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.
Transamerica Asset Allocation Intermediate Horizon | Class R4
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	5.49%
2008	rr_AnnualReturn2008	(24.97%)
2009	rr_AnnualReturn2009	21.36%
2010	rr_AnnualReturn2010	12.68%
2011	rr_AnnualReturn2011	0.73%
2012	rr_AnnualReturn2012	11.40%
2013	rr_AnnualReturn2013	14.04%
2014	rr_AnnualReturn2014	4.50%
2015	rr_AnnualReturn2015	0.26%
2016	rr_AnnualReturn2016	5.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.87%)
1 Year	rr_AverageAnnualReturnYear01	5.74%
5 Years	rr_AverageAnnualReturnYear05	7.07%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2000
Transamerica Asset Allocation Intermediate Horizon | S&P 500® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Transamerica Asset Allocation Intermediate Horizon | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Transamerica Asset Allocation Intermediate Horizon | Transamerica Asset Allocation Intermediate Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	7.52%
10 Years	rr_AverageAnnualReturnYear10	5.25%